Changes in accounting policies (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Onerous contracts provision (notes 4 & 18)	$ 4,400	$ 1,200	$ 1,200